Consolidated Balance Sheets - Parenthetical - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Details
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares, Issued	10,472,079	6,928,047
Common Stock, Shares, Outstanding	10,472,079	6,928,047